Consolidated cash flow statement (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Payments for transactions with previous owner	€ 3,162
Proceeds from inventory subsidy receipt	905
Payments for working capital subsidy from transactions	300
Dividends paid to Unilever	83 [1]
Unilever Group Companies
Dividends paid to Unilever	€ 83

[1]	As part of the Separation, TMICC paid €3,162 million to Unilever, offset by an inventory subsidy receipt of €905 million and a working capital subsidy payment of €300 million. A dividend to Unilever of €83 million did not result in a separate cash outflow, as it was a cash neutral dividend distribution with an equal and opposite movement recognised in ‘Transactions with Unilever’.